UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: September 30, 2011
Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):	[ ] is a restatement.
  	[  ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:	Liebau Asset Management Co., LLC
Address: 301 E. Colorado Blvd.
	   Suite 810
	   Pasadena, CA 91101
13F File Number:	 28-12058
The institutional investment manager filing this report and
the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood That all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.
Person Signing this Report on Behalf of Reporting Manager:
Name:  	Fred Aguilera
Title: 	Trader & Director of Opr.
Phone:  626-795-5200
Signature,
Fred Aguilera 	Pasadena, Ca 	October 10,2011
Report Type (Check only one.):
	[ X]        13F HOLDINGS REPORT.
	[  ]        13F NOTICE.
	[  ]        13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total:   60
Form 13F Information Table Value Total:   114818 (x1000)

List of Other Included Managers:


No.  13F File Number 	Name


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M COMPANY                     COM              88579y101     2813    39190 SH       SOLE                    37840              1350
A T & T INC NEW                COM              00206R102     2940   103102 SH       SOLE                   100602              2500
ABBOTT LABORATORIES            COM              002824100      245     4800 SH       SOLE                     4800
AGILENT TECH INC               COM              00846u101     1399    44760 SH       SOLE                    44760
AMERICAN EXPRESS CO            COM              025816109     2094    46634 SH       SOLE                    46634
APACHE CORP                    COM              037411105      239     2980 SH       SOLE                     2980
APPLIED MATERIALS INC          COM              038222105     1031    99550 SH       SOLE                    97550              2000
AUTODESK INC                   COM              052769106      694    25000 SH       SOLE                    25000
AUTOMATIC DATA PROCESSINGINC   COM              053015103     1516    32145 SH       SOLE                    31745               400
BERKSHIRE HATHAWAY CL B        COM              084670702     2411    33940 SH       SOLE                    33440               500
BOEING CO                      COM              097023105     1568    25905 SH       SOLE                    25055               850
BOSWELL JG CO COM              COM              101205102      325      481 SH       SOLE                       50               431
CHEVRON CORP NEW               COM              166764100     6739    72782 SH       SOLE                    72782
CHUBB CORP                     COM              171232101     2863    47730 SH       SOLE                    45530              2200
COCA COLA CO                   COM              191216100     3621    53603 SH       SOLE                    51603              2000
CONOCOPHILLIPS                 COM              20825c104     2468    38982 SH       SOLE                    37482              1500
COOPER INDUSTRIES PLC          COM              g24140108     1442    31260 SH       SOLE                    31010               250
COSTCO WHOLESALE CORP          COM              22160k105     2709    32981 SH       SOLE                    32481               500
DEERE & COMPANY                COM              244199105     2777    43010 SH       SOLE                    42610               400
DISNEY WALT CO                 COM              254687106     2199    72900 SH       SOLE                    71900              1000
DOMINION RESOURCES INC         COM              25746u109      356     7010 SH       SOLE                     4610              2400
DU PONT E I DE NEMOURS& CO     COM              263534109     2320    58035 SH       SOLE                    56035              2000
EMERSON ELECTRIC CO            COM              291011104     2427    58750 SH       SOLE                    57000              1750
ESTEE LAUDER CO INC CL A       COM              518439104     2571    29265 SH       SOLE                    28265              1000
EXELON CORP                    COM              30161n101      215     5055 SH       SOLE                     3705              1350
EXXON MOBIL CORP               COM              30231g102     3984    54860 SH       SOLE                    52860              2000
FEDEX CORP                     COM              31428x106     1386    20472 SH       SOLE                    20122               350
GENERAL ELECTRIC CO            COM              369604103      418    27462 SH       SOLE                    27462
GOLD ONE INTL LMT ADR          COM              380662106       52    10000 SH       SOLE                    10000
GOOGLE INC CLA                 COM              38259p508     1430     2776 SH       SOLE                     2676               100
HEWLETT-PACKARD CO DE          COM              428236103     1208    53788 SH       SOLE                    51888              1900
HOME DEPOT INC                 COM              437076102     1043    31725 SH       SOLE                    31725
INTEL CORP                     COM              458140100     3318   155536 SH       SOLE                   152536              3000
INTL BUSINESS MACH             COM              459200101     2751    15730 SH       SOLE                    15530               200
JOHNSON & JOHNSON              COM              478160104     3026    47510 SH       SOLE                    46110              1400
JPMORGAN CHASE & CO            COM              46625h100     1675    55600 SH       SOLE                    54200              1400
KELLOGG COMPANY                COM              487836108     2588    48660 SH       SOLE                    46660              2000
LILLY ELI & CO                 COM              532457108     3201    86590 SH       SOLE                    83840              2750
LOEWS CORP                     COM              540424108     1320    38200 SH       SOLE                    37700               500
MEDTRONIC INC                  COM              585055106     3055    91900 SH       SOLE                    89200              2700
MICROSOFT CORP                 COM              594918104     3776   151721 SH       SOLE                   146221              5500
MIDWAY GOLD CORP               COM              598153104       50    25000 SH       SOLE                    25000
NEWS CORP LTD CL A             COM              65248E104     1594   102970 SH       SOLE                   101770              1200
NOBLE ENERGY INC COM           COM              655044105     1807    25525 SH       SOLE                    25175               350
NORDSTROM INC                  COM              655664100     1370    30000 SH       SOLE                    30000
NOVARTIS AG ADR                COM              66987v109     1893    33950 SH       SOLE                    33550               400
PACCAR INC                     COM              693718108     1479    43730 SH       SOLE                    42480              1250
PENTAIR INC                    COM              709631105     1503    46940 SH       SOLE                    45590              1350
PHILIP MORRIS INTL INCCOM      COM              718172109     2069    33165 SH       SOLE                    31915              1250
PROCTER & GAMBLE CO            COM              742718109     3724    58938 SH       SOLE                    57238              1700
SCHLUMBERGER LMT               COM              806857108     2304    38580 SH       SOLE                    37180              1400
SIEMENS ADR                    COM              826197501      258     2870 SH       SOLE                     2670               200
SIGMA ALDRICH CORP             COM              826552101     1720    27830 SH       SOLE                    27430               400
SYSCO CORP                     COM              871829107     1945    75110 SH       SOLE                    72860              2250
US BANCORP DEL COMNEW          COM              902973304     1527    64875 SH       SOLE                    63875              1000
VERIZON COMMUNICATIONS         COM              92343V104      212     5750 SH       SOLE                     5750
WAL-MART STORES INC            COM              931142103     3317    63920 SH       SOLE                    61720              2200
WASHINGTON POST CO CLB         COM              939640108      898     2747 SH       SOLE                     2722                25
WELLS FARGO & CO NEW           COM              949746101     1613    66891 SH       SOLE                    64891              2000
ISHARES BARCLAYS US AGGREGATE                   464287226     1321 12000.000SH       SOLE                12000.000
Report Summary		   60 Data Records    (X1000)    114818 0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED